Financial Instruments with Off-Statement of Condition Risk and Concentrations of Credit Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Maximum
Financial amounts of instruments, whose contract amounts represent credit risks
Credit risk commitment, maximum expiration date	1 year
Commitments to extend credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	$ 2,795,137,000
Credit card lines
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	20,643,000
Standby letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	95,402,000
Guarantee obligations, maximum exposure	95,402,000
Commercial letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Outstanding amount of financial instruments whose, contract amounts represent credit risks	4,145,000
Unsecured letters of credit
Financial amounts of instruments, whose contract amounts represent credit risks
Unsecured letters of credit	$ 35,409,000	$ 40,738,000